BANK LOANS - Principal balance due for next five years (Details 1) (Jinpan Realty and Guilin JFT, Mortgages, CNY) In Thousands, unless otherwise specified	Dec. 31, 2012
Jinpan Realty and Guilin JFT | Mortgages
Line of Credit Facility [Line Items]
2013	1,864
2014	7,884
2015	15,447
2016	15,459
2017	30,505
Thereafter	96,111